American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT
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GROWTH * ULTRA(reg.tm) * SELECT * VISTA * HERITAGE

Supplement dated June 19, 2000 * Prospectus dated March 1, 2000

SPECIAL MEETING OF SHAREHOLDERS

At a Special Shareholders Meeting held June 16, 2000, the shareholders of Select and Heritage approved a change in the investment policy of the funds that would eliminate the dividend-paying securities restriction. This change allows the funds to seek investments in successful companies regardless of their dividend-paying histories.

The fourth paragraph on page 7 of the Investor Class prospectus, page 6 of the
Advisor Class prospectus and page 6 of the Institutional Class prospectus is deleted.

The following replaces the chart on page 13 of the Investor Class prospectus.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
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Individual or Joint              $2,500
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Traditional IRA                  $1,000
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Roth IRA                         $1,000
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Education IRA                    $500
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UGMA/UTMA                        $2,500
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403(b)                           $1,000(1)
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Qualified Retirement Plans       $2,500(2)

(1)  American Century will waive the minimum if: (A) you contribute at least $50 a month in each fund you select or, (B) your plan contribution is less than
     $50 a month and is invested in one fund.

(2)  The minimum investment requirements may be different for some types of retirement accounts.

The sixth paragraph on page 10 of the Institutional Class prospectus is deleted

The third sentence of the sixth paragraph on page 14 of the Institutional Class prospectus and page 12 of the Advisor Class prospectus is deleted.

SH-SPL-21057   0006